LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Long-Term Debt, Net

Long-term debt, net consisted of the following:

	December 31,
	2018	2017
Credit Facilities
2015 Credit Facilities (net of unamortized deferred financing costs of $4,428 and $6,919, respectively)	$1,471,466	$426,692
2016 Studio City Credit Facilities	128	129
Aircraft Term Loan	3,503	10,167

Senior Notes
2017 Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $22,904 and $25,821, respectively)	977,096	974,179
2012 Studio City Notes, due 2020 (net of unamortized deferred financing costs of $3,436 and $9,747, respectively)	421,564	815,253
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $10,580 and $13,702, respectively)	839,420	836,298
2016 5.875% SC Secured Notes, due 2019 (net of unamortized deferred financing costs of $2,260 and $4,580, respectively)	347,740	345,420
Philippine Notes, due 2019 (net of unamortized deferred financing costs of $808)	—	149,424

	4,060,917	3,557,562
Current portion of long-term debt (net of unamortized deferred financing costs of $2,775 and $720, respectively)	(395,547)	(51,032)

	$3,665,370	$3,506,530

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs and Original Issue Premium)

Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2018 are as follows:

Year ending December 31,
2019	$398,322
2020	1,559,773
2021	1,146,430
2022	—
2023	—
Over 2023	1,000,000

$4,104,525